TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Transactions With Affiliates And Affiliated Entities Details
Management fees payable	$ 1,499	$ 3,392	$ 39
Incentive compensation payable	878
Purchase price payable to Newcastle	1,254	1,744	119
[DueToAffiliateCurrentAndNoncurrent]	$ 3,631	$ 5,136	$ 158